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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number:      811-10301
                                                  ---------------

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------

Date of fiscal year end:  November 30
                          -----------

Date of reporting period:  February 28, 2006
                           -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.s239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

Ashport Large Cap Fund        (UNAUDITED)
Schedule of Investments
February 28, 2006

                                                                                                    Percentage
                                                                                                      of Net
Common Stocks -               99.97%                                      Shares       Value          Assets
                                                                         --------   -----------     ----------
Basic Materials

FREEPORT-MCMORAN COPPER & GOLD INC CLASS B                                   725    $    36,707          2.94%
                                                                                    -----------     ----------
                                                                                         36,707          2.94%
                                                                                    -----------     ----------
Capital Goods
3M CO COM                                                                  1,094         80,507          6.45%
DANAHER CORP                                                                 805         48,767          3.91%
DEERE & CO                                                                   350         26,695          2.14%
UNITED TECHNOLOGIES CORP DEL COM                                             800         46,800          3.75%
                                                                                    -----------     ----------
                                                                                        202,769         16.24%
                                                                                    -----------     ----------
Consumer-Cyclical
COACH INC COM (a)                                                          1,060         37,863          3.03%
HARLEY-DAVIDSON INC                                                          987         51,827          4.15%
HOME DEPOT INC COM                                                         1,100         46,365          3.71%
WAL MART STORES INC                                                          800         36,288          2.91%
                                                                                    -----------     ----------
                                                                                        172,343         13.80%
                                                                                    -----------     ----------
Consumer Staples
AVON PRODS INC COM                                                         2,430         70,106          5.62%
CVS CORP COM                                                               1,400         39,662          3.18%
DISNEY WALT COMPANY HOLDING CO                                             1,700         47,583          3.81%
STARBUCKS CORP COM (a)                                                     1,300         47,216          3.79%
                                                                                    -----------     ----------
                                                                                        204,567         16.40%
                                                                                    -----------     ----------
Energy
CHEVRON CORP COM                                                             600         33,888          2.71%
CONOCOPHILLIPS                                                               500         30,480          2.44%
SUNOCO INC COM                                                               515         38,162          3.06%
                                                                                    -----------     ----------
                                                                                        102,530          8.21%
                                                                                    -----------     ----------
Financials
BANK OF NEW YORK CO INC                                                    1,200         41,088          3.29%
CITIGROUP INC COM                                                            920         42,660          3.42%
JP MORGAN CHASE & CO COM                                                   1,300         53,482          4.28%
LEGG MASON INC                                                               290         37,871          3.03%
MORGAN STANLEY COM                                                           800         47,728          3.82%
                                                                                    -----------     ----------
                                                                                        222,829         17.85%
                                                                                    -----------     ----------
Health Care
LABORATORY CORP AMER HLDGS COM NEW (a)                                       508         29,520          2.36%
PFIZER INC COM                                                             2,500         65,475          5.24%
ST JUDE MED INC COM (a)                                                      760         34,656          2.78%
WYETH                                                                        985         49,053          3.93%
                                                                                    -----------     ----------
                                                                                        178,704         14.31%
                                                                                    -----------     ----------
Technology
ADOBE SYSTEMS INC DEL                                                      1,300         50,115          4.01%
SEAGATE TECHNOLOGY SHS ISIN#KYG7945J1040                                   1,490         39,589          3.17%
                                                                                    -----------     ----------
                                                                                         89,704          7.19%
                                                                                    -----------     ----------
Utilities
AES CORP (a)                                                               2,190         37,887          3.03%
                                                                                    -----------     ----------
                                                                                         37,887          3.03%
                                                                                    -----------     ----------

TOTAL COMMON STOCKS (Cost $1,215,128)                                                 1,248,040         99.97%
                                                                                    -----------     ----------

Money Market Securities -                   1.73%
Evergreen Institutional Money Market Fund - Investment Shares, 4.2%(b)    21,610         21,610          1.73%
                                                                                    -----------     ----------


TOTAL MONEY MARKET SECURITIES (Cost $21,610)                                             21,610         1.73%
                                                                                    -----------     ----------


TOTAL INVESTMENTS (Cost $1,236,738) -     101.70%                                   $ 1,269,650        101.70%
                                                                                    ===========     ==========


Liabilities in excess of other assets      -1.70%                                       (21,186)        -1.70%
                                                                                    -----------     ----------

TOTAL NET ASSETS -                        100.00%                                   $ 1,248,464        100.00%
                                                                                    ===========     ==========

(a)   Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2006.

Ashport Small/Mid Cap Fund            (UNAUDITED)
Schedule of Investments
February 28, 2006

                                                                                                    Percentage
                                                                                                      of Net
Common Stocks -                              99.88%                       Shares       Value          Assets
                                                                         --------   -----------     -----------
Basic Materials
CLEVELAND CLIFFS INC                                                         280    $    24,094           3.05%
ELKCORP COM                                                                  830         29,963           3.79%
HEADWATERS INC COM (a)                                                       440         16,333           2.07%
                                                                                    -----------     -----------
                                                                                         70,390           8.90%
                                                                                    -----------     -----------
Capital Goods
C H ROBINSON WORLDWIDE INC COM NEW                                           540         24,203           3.06%
CUMMINS ENGINE INC                                                           240         25,987           3.29%
ITT INDUSTRIES INC                                                           556         29,190           3.69%
JOY GLOBAL INC COM                                                           650         33,514           4.24%
                                                                                    -----------     -----------
                                                                                        112,894          14.28%
                                                                                    -----------     -----------
Communication Services
ADTRAN INC                                                                   434         11,944           1.51%
ROCKWELL COLLINS INC COM                                                     500         26,575           3.36%
SCRIPPS COMPANY E.W. NEW CL A                                                475         22,838           2.89%
                                                                                    -----------     -----------
                                                                                         61,357           7.76%
                                                                                    -----------     -----------
Consumer-Cyclical
ABERCROMBIE & FITCH CO CL A                                                  235         15,820           2.00%
CHICOS FAS INC COM (a)                                                       355         16,703           2.11%
COPART INC (a)                                                               576         14,884           1.88%
EDUCATION MGMT CORP COM (a)                                                  688         25,869           3.27%
SELECT COMFORT CORP OC CAP STK (a)                                           975         35,636           4.51%
URBAN OUTFITTERS INC (a)                                                     642         18,040           2.28%
                                                                                    -----------     -----------
                                                                                        126,952          16.06%
                                                                                    -----------     -----------
Energy
HOLLY CORP PAR                                                               350         20,895           2.64%
QUESTAR CORP COM                                                             170         12,453           1.58%
                                                                                    -----------     -----------
                                                                                         33,348           4.22%
                                                                                    -----------     -----------
Financials
RESOURCES CONNECTION INC COM (a)                                             459         12,632           1.60%
                                                                                    -----------     -----------
                                                                                         12,632           1.60%
                                                                                    -----------     -----------
Health Care
AMPHENOL CORP NEW CL A                                                       630         31,645           4.00%
COVENTRY HEALTH CARE INC COM (a)                                             500         29,810           3.77%
VCA ANTECH INC COM (a)                                                       756         21,130           2.67%
                                                                                    -----------     -----------
                                                                                         82,585          10.45%
                                                                                    -----------     -----------
Industrial Services
GRACO INC                                                                    400         16,668           2.11%
STARRETT L.S. CO CLASS A                                                    1180         17,110           2.16%
                                                                                    -----------     -----------
                                                                                         33,778           4.27%
                                                                                    -----------     -----------
Industrial Goods
EAGLE MATERIALS INC COM                                                      315         17,051           2.16%
OLIN CORP NEW COM PAR $1                                                    1180         24,792           3.14%
                                                                                    -----------     -----------
                                                                                         41,843           5.29%
                                                                                    -----------     -----------
Technology
ALLIANT TECHSYSTEMS INC (a)                                                  295         22,544           2.85%
ANTEON INTL CORP COM (a)                                                     440         24,328           3.08%
BRADY CORPORATION CL A                                                       592         21,892           2.77%
GLOBAL PMTS INC COM                                                          454         23,635           2.99%
MEMC ELECTRONIC MATERIALS INC COM (a)                                        525         17,582           2.22%
SEAGATE TECHNOLOGY SHS ISIN#KYG7945J1040                                    1370         36,401           4.60%
SILICON LABORATORIES INC COM (a)                                             520         24,950           3.16%
                                                                                    -----------     -----------
                                                                                        171,332          21.67%
                                                                                    -----------     -----------
Transportation
BORG WARNER INC                                                              360         20,077           2.54%
                                                                                    -----------     -----------
                                                                                         20,077           2.54%
                                                                                    -----------     -----------
Foreign Consumer-Cyclical
STANTEC INC COM (a) (b)                                                      625         22,438           2.84%
                                                                                     -----------     -----------
                                                                                         22,438           2.84%
                                                                                    -----------     -----------
TOTAL COMMON STOCKS (Cost $757,586)                                                     789,626          99.88%
                                              0.96%                                 -----------     -----------
Money Market Securities -                                                                                 0.96%

Evergreen Institutional Money Market Fund - Investment Shares, 4.2% (c)    7,577          7,577           0.96%
                                                                                    -----------     -----------

TOTAL MONEY MARKET SECURITIES (Cost $7,577)                                               7,577           0.96%
                                                                                    -----------     -----------

TOTAL INVESTMENTS (Cost $765,163) -         100.84%                                 $   797,203         100.84%
                                                                                    ===========    ============

Other assets in excess of liabilities-       -0.84%                                      (6,656)         -0.84%
                                                                                    -----------     -----------

TOTAL NET ASSETS -                          100.00%                                 $   790,547         100.00%
                                                                                    ===========    ============

(a)   Non-income producing.
(b)   American Depository Receipt
(c) Variable rate security; the coupon rate shown represents the rate at February 28, 2006.

Ashport Global Fixed Income Fund         (UNAUDITED)
Schedule of Investments
February 28, 2006

                                                                                                    Percentage
                                                                         Principal                     of Net
                                                                           Amount      Value           Assets
                                                                         ---------  -----------     -----------
Corporate Bonds -                     26.24%

AT&T Corp 7.3% Due 11/15/11                                                 9,000   $     9,860           2.21%
Citigroup Inc. 5.0% Due 09/15/14                                           20,000        19,571           4.39%
General Motors 7.25% Due 03/02/11                                          20,000        18,274           4.10%
GMAC Smartnote 7.000% Due 10/15/11                                          7,000         5,954           1.34%
Ford Motor Co. 7.000% Due 10-01-13                                         20,000        17,676           3.96%
Hertz Corp 6.25% Due 03/15/09                                              20,000        19,250           4.32%
McDonnell Douglas 6.875% Due 11/1/06                                       10,000        10,099           2.26%
Raytheon 6.750% Due 8/15/07                                                 6,000         6,120           1.37%
Southwestern Electric Power 7.0% Due 9/01/07                               10,000        10,232           2.29%
                                                                                    -----------     -----------

TOTAL CORPORATE BONDS (Cost $123,662)                                                   117,036          26.24%
                                                                                    -----------    -------------

Foreign Bonds -                       68.89%

Brazil Federal Republic 9.25% Due 10/22/10                                 20,000        22,970           5.15%
Colombia 10.0% Due 01/23/12                                                20,000        24,378           5.47%
Costa Rica Republic 8.11% Due 02/01/12                                     20,000        21,860           4.90%
Dominican Republic 9.04% Due 01/23/13                                      20,000        22,390           5.02%
El Salvador Republic 8.5% Due 07/25/11                                     20,000        22,400           5.02%
European Bank 6.25% Due 05/09/18                                           25,000        25,098           5.63%
Fed. Brazil 10.0% Due 08/07/11                                             20,000        23,998           5.38%
Panama Republic 9.625% Due 02/08/11                                        12,000        14,040           3.15%
Peru Republic 9.125% Due 02/21/12                                          20,000        23,200           5.20%
Petrobras 9.125% Due 07/02/12                                              20,000        23,770           5.33%
Republic of Ecuador 12.0% 11/15/12                                         20,000        20,700           4.64%
Republic of Venezuela 5.375% Due 08/07/10                                  20,000        19,500           4.37%
Russian Fed. 8.25% Due 03/31/10                                            20,000        21,150           4.74%
Turkey Republic 10.5% Due 01/13/08                                         20,000        21,768           4.88%
                                                                                    -----------    ------------


TOTAL FOREIGN BONDS (Cost $284,598)                                                     307,222          68.89%
                                                                                    -----------    ------------
Money Market Securities -                    3.17%

Evergreen Institutional Money Market Fund - Investment Shares, 4.2% (a)    14,149        14,149           3.17%
                                                                                    -----------    ------------

TOTAL MONEY MARKET SECURITIES (Cost $14,149)                                             14,149           3.17%
                                                                                    -----------    ------------

TOTAL INVESTMENTS (Cost $422,409) -         98.30%                                  $   438,407          98.30%
                                                                                    ===========    ============

Other assets in excess of liabilities-       1.70%                                        7,575           1.70%
                                                                                    -----------    ------------

TOTAL NET ASSETS -                         100.00%                                  $   445,982         100.00%
                                                                                    ===========    ============

(a) Variable rate security; the coupon rate shown represents the rate at February 28, 2006.

As of February 28, 2006, the net unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

                            Large Cap         Small/Mid Cap      Global Fixed
                               Fund                Fund           Income Fund
--------------------------------------------------------------------------------
Gross Appreciation           $61,852             $48,488            $23,616
Gross Depreciation           (28,940)            (16,448)           (7,618)
--------------------------------------------------------------------------------
Net Appreciation/
(Depreciation) on
Investments                   32,912              32,040            15,998
--------------------------------------------------------------------------------

The Funds' cost basis in investments at February 28, 2006, were the same for both U.S. federal income tax and financial statement purposes for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund and amounted to $1,236,738, $765,163 and $422,409, respectively.

Item 2.  Controls and Procedures

The management of the Fund is responsible for establishing and maintaining internal controls. In fulfilling this responsibility, judgments by management are required to assess the expected benefits and related costs of controls. These controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors may occur and not be detected. However, the management has noted no matters involving internal control and its operations, including controls for safeguarding securities, which we consider to be material weakness as of February 28, 2006.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds
             --------------------

By (Signature and Title)*      /s/Jeffrey Cimbal
                               --------------------------------
                               Jeffrey Cimbal, Chief Financial Officer

Date  April 25, 2006
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/David Vurgait
                               -------------------------------
                               David Vurgait, President

Date  April 25, 2006
      --------------